Associated companies (Schedule of equity method investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 705,087	$ 122,654
Maximum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Shannon Engine Support Ltd (“SES”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Equity method investments	$ 530,815	0
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	16.70%
Equity method investments	$ 81,336	72,861
AerLift Leasing Limited and Subsidiaries (“AerLift”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	39.30%
Equity method investments	$ 31,047	31,681
Einn Volant Aircraft Leasing Holdings Ltd. (“EV”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	9.50%
Equity method investments	$ 21,020	0
Acsal Holdco, LLC (“ACSAL”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	19.40%
Equity method investments	$ 21,018	18,112
Gilead Aviation Designated Activity Company (“Gilead”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	9.90%
Equity method investments	$ 13,713	0
Mubadala Infrastructure Investments Limited (“MIP”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	5.70%
Equity method investments	$ 6,138	$ 0